    As filed with the Securities and Exchange Commission on March 26, 1998
                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                --------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
                      POST-EFFECTIVE AMENDMENT NO. 20                      /X/

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                     / /
                                AMENDMENT NO. 21                           /X/

                                 -------------

                                UAM FUNDS TRUST
                          (Exact Name of Registrant)

                    c/o United Asset Management Corporation

                            One International Place
                         Boston, Massachusetts  02110
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (617) 330-8900

                          Michael E. DeFao, Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                         Boston, Massachusetts  02110
                    (Name and Address of Agent for Service)

                                --------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1435 Chestnut Street
                         Philadelphia, PA  19103-6933

                  IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
                  (CHECK APPROPRIATE BOX):
                  [X]  Immediately upon filing pursuant to Paragraph (b)
                  [_]  on (date) pursuant to Paragraph (b)
                  [_]  60 days after filing pursuant to paragraph (a) (1)
                  [_]  on (date) pursuant to paragraph (a) (1)
                  [_]  75 days after filing pursuant to Paragraph (a) (2)
                  [_]  on (date) pursuant to Paragraph (a) (2) of Rule 485.

                                UAM FUNDS TRUST
                           FORM N-1A CROSS REFERENCE

FORM N-1A ITEM NUMBER                                 LOCATION IN PROSPECTUS
---------------------                                 ----------------------

Item  1.    Cover Page................................Cover Page

Item  2.    Synopsis..................................Fund Expenses;
                                                      Prospectus Summary; Risk
                                                      Factors

Item  3.    Condensed Financial Information...........Financial Highlights

Item  4.    General Description of Registrant.........Prospectus Summary; Risk
                                                      Factors; Investment
                                                      Objective; Investment
                                                      Policies; Other
                                                      Investment Policies;
                                                      Investment Limitations;
                                                      General Information

Item  5.    Management of the Fund....................Prospectus Summary;
                                                      Investment Adviser;
                                                      Administrative Services;
                                                      Distributor
Item  5A.   Management's Discussion of
            Fund Performance..........................Included in Registrant's
                                                      March 31, 1997
                                                      and April 30, 1997
                                                      Annual Reports to
                                                      Shareholders

Item  6.    Capital Stock and Other Securities........Purchase of Shares;
                                                      Redemption of Shares;
                                                      Shareholder Services;
                                                      Valuation of Shares;
                                                      Dividends, Capital Gains
                                                      Distributions and Taxes

Item  7.    Purchase of Securities Being Offered......Purchase of Shares;
                                                      Shareholder Services

Item  8.    Redemption or Repurchase..................Redemption of Shares;
                                                      Shareholder Services

Item  9.    Pending Legal Proceedings.................Not Applicable

                                                      LOCATION IN STATEMENT
FORM N-1A ITEM NUMBER                                 OF ADDITIONAL INFORMATION
---------------------                                 -------------------------

Item 10.  Cover Page..................................Cover Page

Item 11.  Table of Contents...........................Table of Contents

Item 12.  General Information and History.............Investment Adviser;
                                                      General Information

Item 13.  Investment Objectives and Policies..........Investment Adviser;
                                                      Investment Limitations

Item 14.  Management of the Fund......................Management of the Fund

Item 15.  Control Persons and Principal
          Holders of Securities.......................Management of the Fund

Item 16.  Investment Advisory and Other Services......Investment Adviser

Item 17.  Brokerage Allocation and Other Practices....Portfolio Transactions

Item 18.  Capital Stock and Other Securities..........General Information

Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered....................Purchase and Redemption of
                                                      Shares; Purchase of
                                                      Shares; Redemption of
                                                      Shares

Item 20.  Tax Status..................................General Information

Item 21.  Underwriters................................Management of the Fund

Item 22.  Calculation of Performance Data.............Performance Calculations

Item 23.  Financial Statements........................Financial Statements

PART C
------

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 20

                                    PART A

The following Prospectus is included in this Post-Effective Amendment No. 20:

 .   Hanson Equity Portfolio Institutional Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 19 filed on February 3, 1998:

 .   Heitman/PRA Real Estate Portfolio Institutional Class Shares
 .   Heitman/PRA Real Estate Portfolio Advisor Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 18 filed on January 23, 1998:

 .   Cambiar Opportunity Portfolio Institutional Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .   BHM&S Total Return Bond Portfolio Institutional Class Shares
 .   BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .   Chicago Asset Management Intermediate Bond Portfolio Institutional Class
    Shares
 .   Chicago Asset Management Value/Contrarian Portfolio Institutional Class
    Shares
 .   FPA Crescent Portfolio Institutional Class Shares
 .   FPA Crescent Portfolio Institutional Service Class Shares
 .   IRC Enhanced Index Portfolio Institutional Class Shares
 .   Jacobs International Octagon Portfolio Institutional Class Shares
 .   MJI International Equity Portfolio Institutional Class Shares
 .   MJI International Equity Portfolio Institutional Service Class Shares
 .   TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

 .   Dwight Principal Preservation Portfolio Institutional Class Shares

                                UAM FUNDS TRUST
                            HANSON EQUITY PORTFOLIO
                          INSTITUTIONAL CLASS SHARES

   SUPPLEMENT dated March 26, 1998 to the Prospectus dated July 10, 1997, as supplemented September 8, 1997.

                             FINANCIAL HIGHLIGHTS
                                  (Unaudited)

         The following table provides selected per share information for a share outstanding throughout the period presented. This table is part of the Portfolio's unaudited financial statements for the period ended February 28, 1998. This report is incorporated by reference into the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the Portfolio or calling the telephone number on the cover of the Prospectus. Please read the following in conjunction with the financial statements including the notes thereto.

HANSON EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

                                                                                   October 2,
                                                                                    1997* to
                                                                                  February 28,
                                                                                      1998
                                                                                  (Unaudited)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........................................    $     10.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
           Net Investment Loss...............................................          (0.01)
           Net Realized and Unrealized Gain on Investments...................           0.93
---------------------------------------------------------------------------------------------
                Total from Investment Operations.............................           0.92
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................    $     10.92
=============================================================================================
Total Return.................................................................           9.20  %***
=============================================================================================
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands).....................................    $    21,533
   Ratio of Expenses to Average Net Assets...................................           1.69  % **
   Ratio of Net Investment Loss to Average Net Assets........................          (0.34) % **
   Portfolio Turnover Rate...................................................           7.67  %
   Average Commission Rate...................................................        $0.0599
---------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets Including Expense Offsets.........           1.69  % **
---------------------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized


   The accompanying notes are an integral part of the financial statements.

                                UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 20

                                     PART B


The following Statement of Additional Information is included in this Post-Effective Amendment No. 20:

 .   Hanson Equity Portfolio Institutional Class Shares


The following Statement of Additional Information is contained in Post-Effective Amendment No. 19 filed on February 3, 1998:

 .   Heitman/PRA Real Estate Portfolio Institutional Class Shares and Advisor
    Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 18 filed on January 23, 1998:

 .   Cambiar Opportunity Portfolio Institutional Class Shares

The following Statements of Additional Information are contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .   BHM&S Total Return Bond Portfolio Institutional Class Shares and
    Institutional Service Class Shares
 .   Chicago Asset Management Intermediate Bond Portfolio Institutional Class
    Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .   FPA Crescent Portfolio Institutional Class Shares and Institutional Service
    Class Shares
 .   IRC Enhanced Index Portfolio Institutional Class Shares
 .   Jacobs International Octagon Portfolio Institutional Class Shares
 .   MJI International Equity Portfolio Institutional Class Shares and
    Institutional Service Class Shares
 .   TJ Core Equity Portfolio Institutional Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

 .   Dwight Principal Preservation Portfolio Institutional Class Shares

                                UAM FUNDS TRUST
                            HANSON EQUITY PORTFOLIO
                          INSTITUTIONAL CLASS SHARES

         SUPPLEMENT dated March 26 1998 to the Statement of Additional
                       Information dated July 10, 1997.

                             FINANCIAL STATEMENTS
                                  (Unaudited)

The following is intended to supplement the Statement of Additional Information of the Portfolio dated July 10, 1997:

                            MANAGEMENT OF THE FUND

PRINCIPAL HOLDERS OF SECURITIES

     As of February 28, 1998, the following persons or organizations held of record 5% or more of the shares of the Portfolio:

     Charles Schwab & Co. Inc., Reinvest Account, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, 99.75%*.

     The persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to control (as that term is defined in the 1940
Act) the Porfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of such Portfolio.

     As of February 28, 1998, the Trustees and officers of the Fund owned less than 1% of the Fund's outstanding shares.

* Denotes shares held by a trustee or other fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.

                             FINANCIAL STATEMENTS

     The Financial Statements of the Hanson Equity Portfolio for the period ended February 28, 1998 and the Financial Highlights for the periods presented are on the following pages.

HANSON EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
February 28, 1998 (Unaudited)


                                                     Shares              Value+
--------------------------------------------------------------------------------
COMMON STOCKS  (97.6%)
--------------------------------------------------------------------------------
Aerospace & Defense (4.8%)
        AlliedSignal, Inc.                            13,600     $      578,850
        Lockheed Martin Corp.                          4,000            466,750
                                                             -------------------
                                                                      1,045,600
--------------------------------------------------------------------------------
Automotive (3.3%)
        Lear Corp.                                    13,500            713,812
--------------------------------------------------------------------------------
Banks (3.0%)
        Wells Fargo & Co.                              2,000            644,000
--------------------------------------------------------------------------------
Beverages, Food & Tobacco (1.9%)
        ConAgra, Inc.                                 13,900            417,000
--------------------------------------------------------------------------------
Capital Equipment (2.5%)
        Deere & Co.                                    9,400            527,575
--------------------------------------------------------------------------------
Computers (8.0%)
        Hewlett-Packard Co.                            9,100            609,700
        Intel Corp.                                    6,200            555,869
        International Business Machines Corp.          5,300            553,519
                                                             -------------------
                                                                      1,719,088
--------------------------------------------------------------------------------
Construction (5.8%)
        American Standard Companies, Inc.             14,500            645,250
        Clayton Homes, Inc.                           30,500            606,187
                                                             -------------------
                                                                      1,251,437
--------------------------------------------------------------------------------
Consumer Staples (6.2%)
        Colgate-Palmolive Co.                          8,500            690,094
        Kimberly-Clark Corp.                          11,500            640,406
                                                             -------------------
                                                                      1,330,500
--------------------------------------------------------------------------------
Electronics (6.5%)
        Rockwell International Corp.                  11,000            665,500
        Solectron Corp.                               15,000            725,625
                                                             -------------------
                                                                      1,391,125
--------------------------------------------------------------------------------
Energy (8.3%)
        British Petroleum Co. plc ADR                  7,000            578,812
        Enron Corp.                                   13,000            611,000
        Transocean Offshore, Inc.                     14,000            602,000
                                                             -------------------
                                                                      1,791,812
--------------------------------------------------------------------------------
Entertainment & Leisure Time (3.5%)
        Carnival Corp., Class A                       12,800            753,600
--------------------------------------------------------------------------------
Financial Services (6.3%)
        Fannie Mae                                    12,400            791,275
        Franklin Resources, Inc.                      11,000            561,000
                                                             -------------------
                                                                      1,352,275
--------------------------------------------------------------------------------
Home Furnishings & Appliances (3.1%)
        Newell Co.                                    14,400            660,600
--------------------------------------------------------------------------------
Industrial (2.5%)
        Dover Corp.                                   14,000            540,750
--------------------------------------------------------------------------------
Insurance (6.3%)
        AFLAC, Inc.                                   10,700            657,381
        American International Group, Inc.             5,800            697,088
                                                             -------------------
                                                                      1,354,469
--------------------------------------------------------------------------------



   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Manufacturing (3.1%)
        General Electric Co.                           8,500     $      660,875
--------------------------------------------------------------------------------
Multi-Industry (2.2%)
        Raychem Corp.                                 11,000            477,813
--------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
        Johnson & Johnson                              8,250            622,875
--------------------------------------------------------------------------------
Retail (5.7%)
        OfficeMax, Inc.                               13,300            221,944
        Walgreen Co.                                   7,700            282,494
        Wal-Mart Stores, Inc.                         15,800            731,737
                                                             -------------------
                                                                      1,236,175
--------------------------------------------------------------------------------
Services (6.2%)
        Manpower, Inc.                                14,500            611,719
        Omnicom Group, Inc.                           15,800            722,850
                                                             -------------------
                                                                      1,334,569
--------------------------------------------------------------------------------
Telecommunications (3.1%)
        AirTouch Communications, Inc.                 15,000            674,063
--------------------------------------------------------------------------------
Transportation (2.4%)
        Burlington Northern Santa Fe                   5,200            518,050
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $19,220,390)                               21,018,063
--------------------------------------------------------------------------------
                                                        Face
                                                      Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  (0.8%)
--------------------------------------------------------------------------------
Repurchase Agreement
     Chase Securities, Inc. 5.56%, dated
     02/27/98, due 03/02/98, to be repurchased
     at $177,082, collateralized by $156,734 of
     various U.S. Treasury Obligations,
     5.375%-12.375%, due from 8/13/98-11/15/27,
     valued at $177,002 (Cost $177,000)             $177,000            177,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.4%) (Cost $19,397,390) (a)                     21,195,063
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.6%)                               337,825
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $21,532,888
================================================================================

  +  See note A to Financial Statements.
ADR  American Depositary Receipt
 (a) The cost for federal income tax purposes was $19,397,390. At February 28, 1998, net unrealized appreciation for all securities based on tax cost was $1,797,673. This consisted of aggregate gross unrealized appreciation for all securities of $2,049,295 and aggregate gross unrealized depreciation for all securities of $251,622.

     The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Period October 2,1997* to February 28,1998 (Unaudited)


-------------------------------------------------------------------------------------
Investment Income
     Interest ...................................................        $    24,411
     Dividends ..................................................             84,040
-------------------------------------------------------------------------------------
           Total Income .........................................            108,451
-------------------------------------------------------------------------------------
Expenses
     Investment Advisory Fees - Note B ..........................             56,373
     Filing and Registration Fees ...............................             19,494
     Administrative Fees - Note C ...............................             14,773
     Printing Fees ..............................................             14,573
     Brokerage Fees .............................................             13,407
     Audit Fees .................................................             10,636
     Custodian Fees - Note D ....................................              1,490
     Trustees' Fees - Note F ....................................              1,300
     Other Expenses .............................................              4,121
-------------------------------------------------------------------------------------
           Total Expenses .......................................            136,167
     Expense Offset - Note A ....................................               (117)
-------------------------------------------------------------------------------------
           Net Expenses .........................................            136,050
-------------------------------------------------------------------------------------
Net Investment Loss .............................................            (27,599)
-------------------------------------------------------------------------------------
Net Realized Gain on Investments ................................             43,224
Net Change in Unrealized Appreciation/Depreciation on Investments          1,797,673
-------------------------------------------------------------------------------------
Net Gain on Investments .........................................          1,840,897
-------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ............        $ 1,813,298
=====================================================================================


* Commencement of Operations

   The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (Unaudited)


-------------------------------------------------------------------------------------------
Assets
  Investments, at Cost .................................................       $19,397,390
                                                                              =============
  Investments, at Value ................................................       $21,195,063
  Cash .................................................................             1,147
  Dividends and Interest Receivables ...................................            25,847
  Receivable for Investments Sold ......................................           350,564
-------------------------------------------------------------------------------------------
    Total Assets .......................................................        21,572,621
-------------------------------------------------------------------------------------------
Liabilities
  Payable for Investment Advisory Fees - Note B ........................            11,155
  Payable for Administrative Fees - Note C .............................             3,313
  Payable for Trustees' Fees - Note F ..................................               638
  Other Liabilities ....................................................            24,627
-------------------------------------------------------------------------------------------
    Total Liabilities ..................................................            39,733
-------------------------------------------------------------------------------------------
Net Assets .............................................................       $21,532,888
===========================================================================================
Net Assets Consist Of:
   Paid in Capital .....................................................       $19,719,590
   Undistributed Net Investment Loss ...................................           (27,599)
   Accumulated Net Realized Gain .......................................            43,224
   Unrealized Appreciation .............................................         1,797,673
-------------------------------------------------------------------------------------------
Net Assets .............................................................       $21,532,888
===========================================================================================
Institutional Class Shares
   Shares Issued and Outstanding (Unlimited authorization, no par value)         1,971,778
   Net Asset Value, Offering and Redemption Price Per Share ............       $     10.92
===========================================================================================


    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   October 2,
                                                                                    1997* to
                                                                                  February 28,
                                                                                      1998
                                                                                  (Unaudited)
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Loss ....................................................      $    (27,599)
  Net Realized Gain ......................................................            43,224
  Net Change in Unrealized Appreciation/Depreciation .....................         1,797,673
---------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations .................         1,813,298
---------------------------------------------------------------------------------------------
Capital Share Transactions: (1)
  Issued .................................................................        20,097,270
  Redeemed ...............................................................          (377,680)
---------------------------------------------------------------------------------------------
    Net Increase from Capital Share Transactions .........................        19,719,590
---------------------------------------------------------------------------------------------
  Total Increase .........................................................        21,532,888
Net Assets:
  Beginning of Period ....................................................              --
---------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment loss of ($27,599))      $ 21,532,888
=============================================================================================
(1) Shares Issued and Redeemed:
    Shares Issued ........................................................         2,009,844
    Shares Redeemed ......................................................           (38,066)
---------------------------------------------------------------------------------------------
                                                                                   1,971,778
=============================================================================================

* Commencement of Operations


   The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

                                                                                   October 2,
                                                                                    1997* to
                                                                                  February 28,
                                                                                      1998
                                                                                  (Unaudited)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................     $     10.00
----------------------------------------------------------------------------------------------
Income From Investment Operations
           Net Investment Loss..............................................           (0.01)
           Net Realized and Unrealized Gain on Investments..................            0.93
----------------------------------------------------------------------------------------------
                Total from Investment Operations............................            0.92
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................     $     10.92
==============================================================================================
Total Return................................................................            9.20  %***
==============================================================================================
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)....................................     $    21,533
   Ratio of Expenses to Average Net Assets..................................            1.69  % **
   Ratio of Net Investment Loss to Average Net Assets.......................           (0.34) % **
   Portfolio Turnover Rate..................................................            7.67  %
   Average Commission Rate..................................................         $0.0599
----------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets Including Expense Offsets........            1.69  % **
----------------------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized

   The accompanying notes are an integral part of the financial statements.

                            HANSON EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Hanson Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At February 28, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Hanson Equity Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of equity securities, primarily the common stock of large, U.S.-based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. Advisory Services: Under the terms of an investment advisory agreement, Hanson Investment Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month.

C. Administration Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period October 2, 1997 (commencement of operations) to February 28, 1998, $11,552 was paid to CGFSC for its services.

D. Custodian: The Chase Manhattan Bank ("the Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

G. Purchases and Sales: For the period October 2, 1997 (commencement of operations) to February 28, 1998, the Portfolio made purchases of $20,679,080 and sales of $1,501,915 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. Other: At February 28, 1997, 100.0% of total shares outstanding were held by 9 record shareholders.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS:

     Included in Part A for the Portfolio listed below are "Financial Highlights" from the date indicated to the period ended February 28, 1998:

     Hanson Equity Portfolio Institutional Class Shares (10/2/97)

     Contained in Post-Effective Amendment No. 19 in Part A for the Portfolio listed below are "Financial Highlights" from the date indicated to the period ended June 30, 1997:

     Heitman/PRA Real Estate Portfolio Institutional Class Shares (1/4/89) Heitman/PRA Real Estate Portfolio Advisor Class Shares (5/15/95)

     Contained in Post-Effective Amendment No. 16 in Part A for the Portfolios listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares (November 1,
     1995)
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares (November 1, 1995)
     Chicago Asset Management Intermediate Bond Portfolio Institutional Class Shares (January 24, 1995)
     Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares (December 16, 1994)
     IRC Enhanced Index Portfolio Institutional Class Shares (January 23, 1996) Jacobs International Octagon Portfolio Institutional Class Shares (January 2, 1997)
     MJI International Equity Portfolio Institutional Class Shares (September 16, 1994)
     MJI International Equity Portfolio Institutional Service Class Shares (December 31, 1996)
     TJ Core Equity Portfolio Institutional Service Class Shares (September 28,
     1995)

     Contained in Post-Effective Amendment No. 16 in Part A for the Portfolio listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares (June 2, 1993)
     FPA Crescent Portfolio Institutional Service Class Shares (January 24,
     1997)

     Included in Part B for the Portfolio listed below are Financial Statements dated February 28, 1998:

     Hanson Equity Portfolio Institutional Class Shares

     The Financial Statements for the above-referenced Portfolio include:

     (a) Statement of Assets and Liabilities as of February 28, 1998;

     (b) Statement of Operations for the period ended February 28, 1998;

     (c) Statement of Changes in Net Assets for the period ended February 28, 1998;

     (d) Financial Highlights as of February 28, 1998;  and

     (e) Notes to Financial Statements.

     Contained in Post-Effective Amendment No. 19 in Part B for the portfolio listed below are Financial Statements dated December 31, 1996 and June 30, 1997:

     Heitman/PRA Real Estate Portfolio Institutional Class Shares
     Heitman/PRA Real Estate Portfolio Advisor Class Shares

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Annual Report dated December 31, 1996 include:

     (a) Statement of Assets and Liabilities as of December 31, 1996;

     (b) Statement of Operations for the period ended December 31, 1996;

     (c) Statement of Changes in Net Assets for the period ended December 31, 1996;

     (d) Financial Highlights as of December 31, 1996;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Semi-Annual Report dated June 30, 1997 include:

     (a) Statement of Assets and Liabilities as of June 30, 1997;

     (b) Statement of Operations for the period ended June 30, 1997;

     (c) Statement of Changes in Net Assets for the period ended June 30, 1997;

     (d) Financial Highlights as of June 30, 1997; and

     (e) Notes to Financial Statements.

     Contained in Post-Effective Amendment No. 16 in Part B for the Portfolios listed below are Financial Statements dated April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares

     Chicago Asset Management Intermediate Bond Portfolio Institutional Class Shares
     IRC Enhanced Index Portfolio Institutional Class Shares
     Jacobs International Octagon Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Service Class Shares
     TJ Core Equity Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolios for the time periods set forth in each Portfolio's Semi-Annual Report dated April 30, 1997 include:

     (a) Statement of Net Assets as of April 30, 1997;

     (b) Statement of Operations for the period ended April 30, 1997;

     (c) Statement of Changes in Net Assets for the period ended April 30, 1997;

     (d) Financial Highlights as of April 30, 1997;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.

     Contained in Post-Effective Amendment No. 16 in Part B for the Portfolio listed below are Financial Statements dated March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares
     FPA Crescent Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Portfolio's Annual Report dated March 31, 1997 include:

     (a) Statement of Net Assets as of March 31, 1997;

     (b) Statement of Operations for the period ended March 31, 1997;

     (c) Statement of Changes in Net Assets for the period ended March 31, 1997;

     (d) Financial Highlights as of March 31, 1997;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.

(B)  EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following reference is used: PEA19 = Post-Effective Amendment No. 19 filed on February 3, 1998, PEA18 = Post-Effective Amendment No. 18 filed on January 23, 1998, PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997, PEA15 = Post-Effective Amendment No. 15 filed on January 3, 1997, PEA14 = Post-Effective Amendment No. 14 filed on September 17, 1996, PEA13 = Post-Effective Amendment No. 13 filed on August 28, 1996, PEA12 = Post-Effective Amendment No. 12 filed on July 17, 1996, PEA11 = Post-Effective No. 11 filed on July 1, 1996, PEA10 = Post-Effective Amendment No. 10 filed on July 1, 1996, PEA9 = Post-Effective Amendment No. 9 filed on May 1, 1996, PEA8 = Post-Effective Amendment No. 8 filed on March 13, 1996, PEA7 = Post-Effective Amendment No. 7 filed on August 28, 1995, PEA4 = Post-Effective Amendment No. 4 filed on February 9, 1995, PEA3 = Post-Effective Amendment No. 3 filed on December 14, 1994, PEA2 = Post-Effective Amendment No. 2 filed on November 25, 1994, PEA1 = Post-Effective Amendment No. 1 filed on November 15, 1994, RS = original Registration Statement on Form N-1A filed on June 3, 1994 and Pre EA = Pre-Effective Amendment No. 1 filed on August 24, 1994.


                                        Incorporated by
Exhibit                                 Reference to (Location):
-------                                 ---------------------------

  1.  Declaration of Trust              RS
      A. Certificate of Amendment to
         Certificate of Trust           PEA8

  2.  By-Laws                           RS

  3.  Not Applicable

  4.  Specimen Share Certificate        PEA1, PEA2, PEA3, PEA4, PEA11, PEA12,
                                        PEA14, PEA17, PEA18

  5.  Forms of Investment Advisory
      Agreements                        RS, PEA1, PEA2, PEA3, PEA4,
                                        PEA12, PEA14, PEA17, PEA18

  6.  A. Form of Distribution
         Agreement (UAM Funds
         Distributors, Inc.)            RS
      B. Form of Distribution
         Agreement (ACG Capital
         Corporation)                   PEA17, PEA19

  7.  Not Applicable

  8.  Form of Custody Agreements        RS
      A. Global Custody Agreement       PEA16

  9.  A. Fund Administration Agreement  PEA13
      B. Mutual Funds Service
         Agreement                      PEA16

  10. Opinion and Consent of Counsel    Pre EA

  11. Consent of Independent
      Accountants                       Not Applicable

  12. Other Financial Statements        Not Applicable

  13. Agreement for Providing
      Initial Capital                   Pre EA

  14. Not Applicable

  15. Not Applicable

  16. Performance Quotation Schedules   PEA16, PEA17, PEA19

  18. Rule 18f-3 Multiple Class Plan    PEA 8

  24. Powers of Attorney                RS, PEA7, PEA16

  27. Financial Data Schedules
      for periods ended:
      A. December 31, 1996              PEA19
      B. June 30, 1997                  PEA19
      C. February 28, 1998              Filed herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                                         NUMBER OF RECORD HOLDERS
TITLE OF CLASS OR SERIES                                                 AS OF DECEMBER 31, 1997
---------------------------                                              ------------------------
BHM&S Total Return Bond Portfolio Institutional Class Shares.........................15
BHM&S Total Return Bond Portfolio Institutional Service Class Shares.................25
Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares.......34
Chicago Asset Management Intermediate Bond Portfolio Institutional Class Shares......10
Dwight Principal Preservation Portfolio Institutional Class Shares*...................0
FPA Crescent Portfolio Institutional Class Shares.................................1,633
FPA Crescent Portfolio Institutional Service Class Shares............................41
Hanson Equity Portfolio Institutional Class Shares....................................0
IRC Enhanced Index Portfolio Institutional Class Shares...............................4
Jacobs International Octagon Portfolio Institutional Class Shares.................1,124
MJI International Equity Portfolio Institutional Class Shares........................46
MJI International Equity Portfolio Institutional Service Class Shares................20
TJ Core Equity Portfolio Institutional Service Class Shares..........................22
Total.............................................................................2,974

* Portfolio or class has been authorized for sale of shares but has not yet to begin operations.

ITEM 27.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Fund Management and Administration" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. The information required by this Item 28 with respect to each director, officer, or partner of each investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the dates and under the File numbers indicated:

Investment Adviser                           Date Filed         File No.
------------------                           ----------         --------

Jacobs Asset Management, L.P.                April 15, 1997     801-49790

First Pacific Advisors, Inc.                 March 27, 1997     801-39512

Cambiar Investors, Inc.                      March 26, 1997     801-09538

Chicago Asset Management Company             May 1, 1997        801-20197

Murray Johnstone International Ltd.          March 31, 1997     801-34926

Tom Johnson Investment Management, Inc.      January 21, 1997   801-42549

Dwight Asset Management Company              May 20, 1997       801-45304

Investment Research Company                  February 14, 1997  801-31292

Hanson Investment Management Company         February 26, 1997  801-14817

Heitman/PRA Securities Advisors, Inc.        December 21, 1997  801-48252

Barrow, Hanley, Mewhinney & Strauss, Inc.    February 14, 1997  801-31237

Jacobs Asset Management, L.P., First Pacific Advisors, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Murray Johnstone International Ltd., Tom Johnson Investment Management, Inc., Dwight Asset Management Company, Investment Research Company, Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., and Barrow, Hanley, Mewhinney & Strauss, Inc. are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc., ("UAMFSI") the firm which acts as sole distributor of the Registrant's shares, also acts as sole distributor for UAM Funds, Inc., Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund. ACG Capital Corporation ("ACG") acts as sole distributor of the Heitman/PRA Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(c) The information required with respect to each Director and officer of UAMFSI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(d)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

(a)        Not applicable

(b) (i) Not applicable (Heitman/PRA Real Estate Portfolio will continue operations of an existing portfolio of another Registrant after a reorganization).

    (ii) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Cambiar Opportunity Portfolio Institutional Class Shares within four to six months from the effective date of the Registrant's Post-Effective Amendment.

    (iii) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Dwight Principal Preservation Portfolio Institutional Class Shares within four to six months from the effective date of the Registrant's Post-Effective Amendment.

(c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 26 day of March 1998.


                                                   UAM FUNDS TRUST


                                                            *
                                                   -------------------
                                                   Norton H. Reamer
                                                   Chairman and President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          *           , Chairman and President     March 26, 1998
----------------------
Norton H. Reamer


          *           , Trustee                    March 26, 1998
----------------------
John T. Bennett, Jr.


          *           , Trustee                    March 26, 1998
----------------------
Nancy J. Dunn


          *           , Trustee                    March 26, 1998
----------------------
Philip D. English


          *           , Trustee                    March 26, 1998
----------------------
William A. Humenuk


          *           , Trustee                    March 26, 1998
----------------------
Charles H. Salisbury


          *           , Trustee                    March 26, 1998
----------------------
Peter M. Whitman, Jr.


/s/ Gary L. French    , Treasurer                  March 26, 1998
----------------------
Gary L. French


/s/ Michael E. DeFao                               March 26, 1998
----------------------
* Michael D. DeFao
(Attorney-in-Fact)

                                UAM FUNDS TRUST
                         (FORMERLY THE REGIS FUND II)

                          FILE NOS. 811-8544/33-79858


                        POST-EFFECTIVE AMENDMENT NO. 20


                                 EXHIBIT INDEX

  Exhibit No.                                   Description
  -----------                                   -----------

      27(C)                     Financial Data Schedules for period ended
                                February 28, 1998